Debt - Summary of Notes Payable to Contractors (Parenthetical) (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)
Disclosure Of Changes In Consolidated Debt [line items]
Notes payable outstanding		$ 81,364		$ 755,860
Floating Production Storage And Offloading [member]
Disclosure Of Changes In Consolidated Debt [line items]
Investment	$ 723,575
Outstanding balances owed to contractor	$ 47,112	$ 939,839	$ 68,165	$ 1,284,587